Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	£ 18,302,000	£ 20,874,000
Disposals	(1,064,000)	0
Property, plant and equipment, end of period	13,754,000	18,302,000	£ 20,874,000
Property plant and equipment held under finance leases	0
Depreciation and impairment [Abstract]
Depreciation charge for the year	6,446,000	9,003,000	6,410,000
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	41,137,000	37,765,000
Additions	3,074,000	4,078,000
Transfers	0	0
Effect of foreign currency translation	(29,000)	(21,000)
Disposals	(2,269,000)	(685,000)
Property, plant and equipment, end of period	41,913,000	41,137,000	37,765,000
Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	22,835,000	16,891,000
Depreciation charge for the year	6,446,000	6,549,000
Effect of foreign currency translation	(74,000)	(5,000)
Disposals	(1,048,000)	(600,000)
Property, plant and equipment	28,159,000	22,835,000	16,891,000
Leasehold Properties and Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	6,698,000	7,385,000
Property, plant and equipment, end of period	7,975,000	6,698,000	7,385,000
Leasehold Properties and Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	12,240,000	11,137,000
Additions	564,000	215,000
Transfers	4,123,000	1,090,000
Effect of foreign currency translation	(27,000)	(17,000)
Disposals	(1,090,000)	(185,000)
Property, plant and equipment, end of period	15,810,000	12,240,000	11,137,000
Leasehold Properties and Improvements [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	5,642,000	3,752,000
Depreciation charge for the year	2,356,000	2,047,000
Effect of foreign currency translation	(7,000)	(2,000)
Disposals	(156,000)	(155,000)
Property, plant and equipment	7,835,000	5,642,000	3,752,000
Plant and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	9,133,000	12,500,000
Property, plant and equipment, end of period	5,659,000	9,133,000	12,500,000
Plant and Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	26,326,000	25,639,000
Additions	775,000	1,150,000
Transfers	2,000	41,000
Effect of foreign currency translation	(2,000)	(4,000)
Disposals	(1,118,000)	(500,000)
Property, plant and equipment, end of period	25,983,000	26,326,000	25,639,000
Plant and Equipment [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	17,193,000	13,139,000
Depreciation charge for the year	4,090,000	4,502,000
Effect of foreign currency translation	(67,000)	(3,000)
Disposals	(892,000)	(445,000)
Property, plant and equipment	20,324,000	17,193,000	13,139,000
Assets under Construction [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	2,571,000	989,000
Property, plant and equipment, end of period	120,000	2,571,000	989,000
Assets under Construction [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	2,571,000	989,000
Additions	1,735,000	2,713,000
Transfers	(4,125,000)	(1,131,000)
Effect of foreign currency translation	0	0
Disposals	(61,000)	0
Property, plant and equipment, end of period	120,000	2,571,000	989,000
Assets under Construction [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	0	0
Depreciation charge for the year	0	0
Effect of foreign currency translation	0	0
Disposals	0	0
Property, plant and equipment	£ 0	£ 0	£ 0